Related-Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012 Affiliate of Ronald F. Valenta	Jun. 30, 2012 Affiliate of Ronald F. Valenta	Dec. 31, 2012 Affiliate of Ronald F. Valenta	Dec. 31, 2011 Affiliate of Ronald F. Valenta Y sqft	Jun. 30, 2012 Affiliate of Ronald F. Valenta Y sqft	Dec. 31, 2011 Affiliate of Ronald F. Valenta	Dec. 31, 2012 Affiliate of Ronald F. Valenta Pac-Van	Dec. 31, 2011 Affiliate of Ronald F. Valenta Pac-Van	Jun. 30, 2012 Affiliate of Ronald F. Valenta Pac-Van	Jun. 30, 2011 Affiliate of Ronald F. Valenta Pac-Van	Dec. 31, 2012 Corporate Office	Jun. 30, 2012 Corporate Office	Dec. 31, 2012 Corporate Office	Dec. 31, 2011 Corporate Office	Jun. 30, 2012 Corporate Office	Jun. 30, 2011 Corporate Office	Dec. 31, 2011 Operating subsidiaries	Jun. 30, 2012 Operating subsidiaries	Jun. 30, 2011 Operating subsidiaries
Related Party Transaction [Line Items]
Rental payment				$ 7,201,000	$ 5,593,000	$ 7,393	$ 7,393	$ 55,000	$ 55,000	$ 110,000	$ 110,000
Office space									3,000	3,000
Term of lease									5	5
Total Charges of Services Rendered			94,000	197,000	212,000											7,000	7,000	42,000	42,000	84,000	84,000	52,000	113,000	128,000
Related party transaction renewal terms and manner of settlement	The services agreement provides for, among other things, mutual modifications to the scope of services and rates charged and automatically renews for successive one-year terms, unless terminated in writing by either party not less than 30 days prior to the fiscal year end.	The services agreement provides for, among other things, mutual modifications to the scope of services and rates charged and automatically renews for successive one-year terms, unless terminated in writing by either party not less than 30 days prior to the fiscal year end.
Revenues												31,000	21,000
Equipment and other services purchased												3,000	26,000	40,000
Revenues				$ 108,341,000	$ 92,687,000									$ 36,000	$ 27,000